NON—CONTROLLING INTERESTS - Schedule of Non-controlling Partnership Entities Total Assets and Total Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 27,323,468	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112
Lease and other receivables, net	4,142,217	2,641,772
Other current assets	6,709,555	2,769,109
NON-CURRENT ASSETS:
Investment properties	649,825,184	554,518,864		$ 514,172,281	$ 449,036,633
Property and equipment, net	355,265	313,202
Restricted cash equivalents - long term	6,598,299	5,835,117
TOTAL ASSETS	700,773,266	607,019,578
CURRENT LIABILITIES:
Accounts payable and accrued expenses	11,694,817	8,356,915
Other current liabilities	90,785	640,933
NON-CURRENT LIABILITIES:
Long term debt	285,064,648	253,248,978
Security deposits	3,004,501	2,440,371
Other non-current liabilities	178,196	890,449
Deferred tax liability	53,338,533	50,487,710
TOTAL LIABILITIES	376,204,976	336,218,160
EQUITY:
Equity attributable to owners of the Company	256,663,554	228,964,876
Non-controlling interests	67,904,736	41,836,542
Latam Parque Logistico Coyol II
CURRENT ASSETS:
Cash and cash equivalents	320,747	209,675
Lease and other receivables, net	12,466	24,804
Other current assets	84,714	142,777
NON-CURRENT ASSETS:
Investment properties	30,131,000	29,794,000
Property and equipment, net	0	0
Restricted cash equivalents - long term	480,000	480,000
TOTAL ASSETS	31,028,927	30,651,256
CURRENT LIABILITIES:
Accounts payable and accrued expenses	129,789	191,414
Due to affiliates	0	0
Other current liabilities	0	0
NON-CURRENT LIABILITIES:
Long term debt	17,572,856	17,948,614
Security deposits	195,000	195,000
Other non-current liabilities	0	0
Deferred tax liability	3,555,727	3,307,017
TOTAL LIABILITIES	21,453,372	21,642,045
EQUITY:
Equity attributable to owners of the Company	4,787,779	4,504,607
Non-controlling interests	4,787,776	4,504,604
Latam Parque Logistico San José - Verbena
CURRENT ASSETS:
Cash and cash equivalents	2,169,918	4,773,465
Lease and other receivables, net	2,941,661	3,274,430
Other current assets	52,728	49,802
NON-CURRENT ASSETS:
Investment properties	87,541,000	86,680,123
Property and equipment, net	21,627	22,233
Restricted cash equivalents - long term	1,450,000	1,450,000
TOTAL ASSETS	94,176,934	96,250,053
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,222,321	2,364,596
Due to affiliates	0	619,050
Other current liabilities	0	380,950
NON-CURRENT LIABILITIES:
Long term debt	55,483,503	57,325,213
Security deposits	464,598	476,932
Other non-current liabilities	0	0
Deferred tax liability	5,625,594	4,133,385
TOTAL LIABILITIES	63,796,016	65,300,126
EQUITY:
Equity attributable to owners of the Company	7,181,370	6,936,343
Non-controlling interests	23,199,548	24,013,584
Parque Logístico Callao
CURRENT ASSETS:
Cash and cash equivalents	2,015,136	179,919
Lease and other receivables, net	5,940,212	1,654,241
Other current assets	283,776	256,011
NON-CURRENT ASSETS:
Investment properties	68,627,612	38,489,189
Property and equipment, net	3,812	4,407
Restricted cash equivalents - long term	539,186	0
TOTAL ASSETS	77,409,734	40,583,767
CURRENT LIABILITIES:
Accounts payable and accrued expenses	5,308,266	2,116,681
Due to affiliates	0	0
Other current liabilities	193,980	385,095
NON-CURRENT LIABILITIES:
Long term debt	23,749,305	0
Security deposits	539,656	448,194
Other non-current liabilities	13,150,574	12,925,194
Deferred tax liability	2,574,663	2,750,819
TOTAL LIABILITIES	45,516,444	18,625,983
EQUITY:
Equity attributable to owners of the Company	12,613,393	8,639,430
Non-controlling interests	19,279,897	13,318,354
Alas Partnership
CURRENT ASSETS:
Cash and cash equivalents	2,121,284
Lease and other receivables, net	1,057,825
Other current assets	2,679
NON-CURRENT ASSETS:
Investment properties	20,569,000
Property and equipment, net	0
Restricted cash equivalents - long term	0
TOTAL ASSETS	23,750,788
CURRENT LIABILITIES:
Accounts payable and accrued expenses	184,899
Due to affiliates	217,343
Other current liabilities	0
NON-CURRENT LIABILITIES:
Long term debt	0
Security deposits	282,155
Other non-current liabilities	0
Deferred tax liability	20,055
TOTAL LIABILITIES	704,452
EQUITY:
Equity attributable to owners of the Company	2,432,486
Non-controlling interests	$ 20,613,850	$ 0